Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Premises and Equipment (Textual) [Abstract]
Amounts paid for rent expense	$ 866,000	$ 704,000	$ 552,000